SALE OF ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Sale Of Assets
Convertible note receivable	$ 165,000
Unamortized discount	(14,375)
Convertible note receivable, net	$ 150,625